Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Net Gain from Investment Properties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Gain From Investment Properties [Abstract]
Lease income from investment properties	S/ 14,058	S/ 6,537	S/ 6,806